Item 1. Report to Shareholders

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98

NET ASSET VALUE

Beginning of
period         $  14.51   $  20.08   $  21.70   $  15.93   $  16.01   $  13.66

Investment activities

  Net investment
  income (loss)   (0.05)     (0.11)     (0.11)     (0.03)     (0.04)     (0.04)

  Net realized
  and unrealized
  gain (loss)      3.47      (5.46)     (1.20)      8.28       1.22       3.05

  Total from
  investment
  activities       3.42      (5.57)     (1.31)      8.25       1.18       3.01

Distributions

  Net realized
  gain               --         --      (0.31)     (2.48)     (1.26)     (0.66)

NET ASSET VALUE

End of
period         $  17.93   $  14.51   $  20.08   $  21.70   $  15.93   $  16.01
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total
return^           23.57%    (27.74)%    (5.97)%    52.19%      7.97%     22.37%

Ratio of total
expenses to
average net
assets             1.05%!      1.04%      1.02%     0.98%      1.11%      1.16%

Ratio of net
investment
income (loss)
to average
net assets       (0.61)%!    (0.64)%    (0.60)%   (0.22)%    (0.25)%    (0.25)%

Portfolio
turnover
rate               47.1%!      62.7%      74.6%    110.6%      81.9%      85.7%

Net assets,
end of period
(in thousands)  $892,662    $677,956   $960,787  $971,867   $302,510   $316,573

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003


Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks and Warrants  99.4%

BIOTECHNOLOGY  40.3%

International Biotechnology  0.4%

Actelion (CHF) *                                    50,000      $         3,337

                                                                          3,337


Other Biotechnology  4.1%

Alexion Pharmaceutical *                           210,000                3,581

Amylin Pharmaceuticals *                           220,000                4,816

Cubist Pharmaceuticals *                           550,000                5,863

Esperion Therapeutics *                            250,000                4,897

Exelixis *                                         825,000                5,725

Insmed, Warrants, 5/31/05 *+(misc. symbol)         250,048                    0

Ligand Pharmaceuticals, Class B *                  224,300                3,048

Myriad Genetics *                                  125,000                1,701

Nektar Therapeutics *                                1,600                   15

NeoRx *                                            250,000                  847

Regeneron Pharmaceuticals *                        145,000                2,284

Tularik *                                           80,000                  795

Vicuron Pharmaceuticals *                          175,000                2,482

ViroPharma *                                       200,000                  520

XOMA *                                              55,900                  298

                                                                         36,872


U.S. Major - Biotechnology 35.8%

Abgenix *!!                                        475,000                4,983

Alkermes *                                       1,075,000               11,556

Amgen *!!                                          650,000               43,186

Biogen *!!                                          75,000                2,850

Cephalon *                                         725,000               29,841

CV Therapeutics *                                  275,000                8,157

Genentech *!!                                      230,000               16,588

Gilead Sciences *!!                                875,000               48,632

Human Genome Sciences *                            375,000                4,770

IDEC Pharmaceuticals *!!                           525,000               17,850

Imclone Systems *!!                                423,000               13,375

Medicines Company *!!                              675,000               13,291

MedImmune *!!                                      650,000               23,640

Millennium Pharmaceuticals *                       425,000                6,685

Neurocrine Biosciences *!!                         350,000      $        17,479

NPS Pharmaceuticals *                              494,500               12,036

OSI Pharmaceuticals *                              190,000                6,120

Protein Design Labs *                              150,000                2,097

Transkaryotic Therapies *                          300,000                3,462

Trimeris *!!                                       625,000               28,550

Vertex Pharmaceuticals *                           310,000                4,526

                                                                        319,674

Total Biotechnology                                                     359,883


LIFE SCIENCES  1.4%

Life Sciences  1.4%

Invitrogen *                                        75,000                2,878

Symyx Technologies *                               400,000                6,528

Waters Corporation *!!                             100,000                2,913

Total Life Sciences                                                      12,319


PHARMACEUTICALS  24.8%

International Pharmaceuticals  1.1%

Fujisawa Pharmaceutical (JPY)                      150,000                2,816

Sanofi-Synthelabo (EUR)                            125,000                7,333

                                                                         10,149


U.S. Major- Pharmaceutical 23.7%

Abbott Laboratories !!                             450,000               19,692

Allergan !!                                        225,000               17,347

AstraZeneca ADR                                    140,000                5,708

Barr Laboratories *                                135,000                8,842

Biovail *!!                                        315,000               14,824

Eli Lilly !!                                       200,000               13,794

Forest Labs *!!                                    400,000               21,900

Indevus Pharmaceuticals *                          450,000                2,808

IVAX *                                              50,000                  893

Johnson & Johnson                                  190,000                9,823

Noven Pharmaceuticals *                            300,000                3,072

Pfizer                                           1,200,000               40,980

Salix Pharmaceuticals *                            500,000                5,245

Schering-Plough                                    255,000                4,743

Teva Pharmaceutical ADR !!                         290,000               16,510

Wyeth !!                                           550,000      $        25,052

                                                                        211,233

Total Pharmaceuticals                                                   221,382


PRODUCTS & DEVICES  7.3%

Implants  7.3%

Advanced Neuromodulation Systems *                 125,000                6,471

Aspect Medical Systems *                           425,000                3,137

Baxter International                                50,000                1,300

Biomet                                              90,000                2,579

Boston Scientific *                                375,000               22,912

C. R. Bard                                         105,000                7,488

CTI Molecular Imaging *                             25,000                  473

EPIX Medical *                                     276,200                3,908

Fischer Imaging *!                                 590,000                2,915

Guidant !!                                          25,000                1,110

Medtronic                                           50,000                2,399

St. Jude Medical *                                 115,000                6,612

Stryker                                             50,000                3,468

Total Products & Devices                                                 64,772


SERVICES  21.6%

Distribution  5.5%

AmerisourceBergen  !!                               80,000                5,548

Cardinal Health  !!                                195,000               12,538

Omnicare  !!                                       925,000               31,256

                                                                         49,342


Other Services  1.3%

Laboratory Corporation of America *                375,000               11,306

                                                                         11,306


Payors  13.1%

Anthem *!!                                         610,000               47,061

UnitedHealth Group                                 955,000               47,989

Wellpoint Health Networks *                        255,000               21,497

                                                                        116,547


Providers  1.7%

Davita *                                           125,000                3,348

HCA                                                200,000                6,408

Triad Hospitals *                                  225,000      $         5,584

                                                                         15,340

Total Services                                                          192,535

Total Miscellaneous Common Stocks  4.0%                                  36,060

Total Common Stocks and Warrants (Cost $745,864)                        886,951


Preferred Stocks  0.2%

Advanced Medicine, Series D *+(misc. symbol)       264,454                2,380

Total Preferred Stocks (Cost  $2,380)                                     2,380


Convertible Preferred Stocks  0.2%

Control Delivery Systems,
8.00%, Series A *+(misc. symbol)                    37,216                1,500

Total Convertible Preferred
Stocks (Cost $2,000)                                                      1,500


Options Written  (1.8%)

Abbott Labs, Call, 11/22/2003 @ $47.50 *           (75,000)                 (80)

Abgenix, Call, 7/19/2003 @ $12.50 *                (50,000)                  (9)

Allergan

  Call, 7/19/2003 @ $80.00 *                       (50,000)                 (50)

  Put, 10/18/2003 @ $85.00 *                       (25,000)                 (58)

AmerisourceBergen

  Call

  8/16/2003 @ $55.00 *                             (25,000)                (366)

  8/16/2003 @ $60.00 *                             (55,000)                (547)

Amgen

  Call

  10/18/2003 @ $65.00 *                           (125,000)                (600)

  7/19/2003 @ $60.00 *                            (200,000)              (1,231)

  7/19/2003 @ $65.00 *                            (150,000)                (304)

  Put

  7/19/2003 @ $60.00 *                             (25,000)                  (6)

  7/19/2003 @ $65.00 *                             (50,000)                 (52)

Amylin Pharmaceuticals, Put,
10/18/2003 @ $25.00 *                              (40,000)                (192)

Anthem

  Call, 9/20/2003 @ $70.00 *                       (15,000)                (135)

  Put, 9/20/2003 @ $70.00 *                        (10,000)                 (15)

Baxter International, Put,
1/17/2004 @ $25.00 *                               (50,000)                (106)

Biogen

  Call, 10/18/2003 @ $40.00 *                      (75,000)     $          (210)

  Put, 10/18/2003 @ $40.00 *                       (25,000)                (116)

Biovail, Call, 7/19/2003 @ $50.00 *                (50,000)                 (34)

Boston Scientific

  Put

  11/22/2003 @ $65.00 *                            (50,000)                (382)

  8/16/2003 @ $65.00 *                             (25,000)                (135)

Bristol-Myers Squibb

  Put

  1/17/2004 @ $25.00 *                             (40,000)                 (60)

  1/17/2004 @ $27.50 *                             (10,000)                 (27)

  1/17/2004 @ $30.00 *                             (85,000)                (374)

Cardinal Health

  Call

  8/16/2003 @ $65.00 *                             (25,000)                 (70)

  9/20/2003 @ $60.00 *                             (30,000)                (197)

  9/20/2003 @ $70.00 *                             (75,000)                (110)

Cephalon

  Put

  1/17/2004 @ $40.00 *                             (25,000)                (136)

  11/22/2003 @ $40.00 *                            (25,000)                (113)

Eli Lilly

  Call

  10/18/2003 @ $75.00 *                            (25,000)                 (44)

  7/19/2003 @ $55.00 *                             (50,400)                (708)

  7/19/2003 @ $60.00 *                             (25,000)                (229)

  7/19/2003 @ $65.00 *                             (50,000)                (222)

  7/19/2003 @ $70.00 *                             (25,000)                 (27)

Forest Laboratories

  Call

  11/22/2003 @ $55.00 *                            (50,000)                (240)

  11/22/2003 @ $60.00 *                            (25,000)                 (64)

  8/16/2003 @ $57.50 *                             (25,000)                 (39)

  8/16/2003 @ $60.00 *                             (25,000)                 (21)

  Put

  11/22/2003 @ $50.00 *                            (10,000)                 (29)

  8/16/2003 @ $50.00 *                             (10,000)                 (12)

Genentech

  Call

  7/19/2003 @ $75.00 *                             (25,000)     $           (44)

  7/19/2003 @ $80.00 *                            (100,000)                 (57)

  Put

  1/17/2004 @ $55.00 *                            (100,000)                (262)

  1/17/2004 @ $60.00 *                             (50,000)                (193)

  1/17/2004 @ $65.00 *                             (50,000)                (275)

  7/19/2003 @ $70.00 *                             (15,000)                 (30)

Gilead Sciences

  Call

  7/19/2003 @ $55.00 *                             (25,000)                 (61)

  7/19/2003 @ $60.00 *                             (25,000)                 (14)

  8/16/2003 @ $45.00 *                             (50,000)                (575)

  Put

  7/19/2003 @ $50.00 *                             (10,000)                  (6)

  8/16/2003 @ $50.00 *                             (20,000)                 (34)

Guidant

  Put

  1/17/2004 @ $40.00 *                             (25,000)                 (65)

  1/17/2004 @ $45.00 *                             (60,000)                (282)

  Call

  11/22/2003 @ $35.00 *                            (25,000)                 (46)

  8/16/2003 @ $35.00 *                             (50,000)                 (42)

IDEC Pharmaceuticals

  Call

  10/18/2003 @ $40.00 *                            (50,000)                 (69)

  7/19/2003 @ $35.00 *                             (25,000)                 (29)

  7/19/2003 @ $40.00 *                            (100,000)                 (32)

  8/16/2003 @ $40.00 *                            (100,000)                 (70)

  Put

  10/18/2003 @ $35.00 *                            (25,000)                 (92)

  7/19/2003 @ $40.00 *                             (50,000)                (320)

Imclone Systems

  Put, 8/16/2003 @ $30.00 *                        (25,000)                 (65)

  Call, 8/16/2003 @ $22.50 *                       (25,000)                (244)

Invitrogen, Put, 11/22/2003 @ $40.00 *             (25,000)                (121)

Medicines Company, Call,
7/19/2003 @ $20.00 *                               (50,000)                 (51)

Medimmune

  Call

  12/20/2003 @ $42.50 *                            (25,000)     $           (42)

  7/19/2003 @ $35.00 *                             (25,000)                 (54)

  9/20/2003 @ $37.50 *                            (300,000)                (682)

  9/20/2003 @ $40.00 *                            (125,000)                (159)

  Put

  7/19/2003 @ $35.00 *                             (25,000)                 (21)

  9/20/2003 @ $35.00 *                             (25,000)                 (57)

Merck, Put, 1/17/2004 @ $55.00 *                   (15,000)                 (36)

Millennium Pharmaceuticals,
Put, 11/22/2003 @ $17.50 *                         (25,000)                 (95)

Neurocrine Biosciences

  Call

  11/22/2003 @ $60.00 *                            (25,000)                 (46)

  8/16/2003 @ $50.00 *                             (75,000)                (231)

  8/16/2003 @ $60.00 *                             (25,000)                 (11)

  Put, 8/16/2003 @ $50.00 *                        (15,000)                 (43)

Omnicare, Call, 9/20/2003 @ $35.00 *               (50,000)                 (53)

Teva Pharmaceutical, Call,
9/20/2003 @ $45.00 *                               (50,000)                (620)

Trimeris

  Call

  10/18/2003 @ $50.00 *                           (100,000)                (240)

  10/18/2003 @ $55.00 *                            (80,000)                 (84)

  7/19/2003 @ $45.00 *                             (30,000)                 (70)

Universal Health Services,
Put, 10/18/2003 @ $45.00 *                        (100,000)                (625)

Waters Corporation, Call,
8/16/2003 @ $25.00 *                               (50,000)                (222)

Wyeth

  Call

  10/18/2003 @ $40.00 *                           (200,000)              (1,330)

  7/19/2003 @ $40.00 *                            (100,000)                (555)

  Put, 10/18/2003 @ $45.00 *                       (25,000)                 (74)

Total Options Written (Cost  $(11,535))                                 (15,779)


Short-Term Investments  2.6%

Money Market Funds  2.6%

T. Rowe Price Reserve
Investment Fund, 1.16% #                        22,800,818               22,801

Total Short-Term Investments (Cost $22,801)                              22,801

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
100.6% of Net Assets (Cost $761,510)                            $       897,853


Other Assets Less Liabilities                                           (5,191)

NET ASSETS                                                      $       892,662
                                                                ---------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                                   $        (2,262)

Undistributed net
realized gain (loss)                                                   (125,178)

Net unrealized gain (loss)                                              136,343

Paid-in-capital applicable
to 49,778,831 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares
authorized                                                              883,759

NET ASSETS                                                      $       892,662
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         17.93
                                                                ---------------

  # Seven-day yield

  * Non-income producing

 !! All or a portion of this security is pledged to cover written call options at June 30, 2003

  ! Affiliated company - See Note 2.

  + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $3,880,000 and represents 0.4% of net assets

  (misc. symbol) Security valued by the Fund's Board of Directors

ADR American Depository Receipts

CHF Swiss franc

EUR Euro

JPY Japanese yen


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $    1,429

  Income distributions from mutual funds                          128

  Total income                                                  1,557

Expenses

  Investment management                                         2,464

  Shareholder servicing                                         1,180

  Custody and accounting                                           96

  Prospectus and shareholder reports                               85

  Registration                                                      9

  Legal and audit                                                   8

  Directors                                                         6

  Total expenses                                                3,848

  Expenses paid indirectly                                        (29)

  Net expenses                                                  3,819

Net investment income (loss)                                   (2,262)


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (36,506)

  Written options                                               1,720

  Foreign currency transactions                                   (29)

  Net realized gain (loss)                                    (34,815)

Change in net unrealized gain (loss)

  Securities                                                  203,200

  Written options                                              (3,867)

  Other assets and liabilities
  denominated in foreign currencies                                (1)

  Change in net unrealized gain (loss)                        199,332

Net realized and unrealized gain (loss)                       164,517

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $  162,255
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)



Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        (2,262)     $        (5,066)

  Net realized gain (loss)                         (34,815)             (79,012)

  Change in net unrealized
  gain (loss)                                      199,332             (189,723)

  Increase (decrease) in net
  assets from operations                           162,255             (273,801)

Capital share transactions *

  Shares sold                                      115,354              222,520

  Shares redeemed                                  (62,903)            (231,550)

  Increase (decrease) in net
  assets from capital
  share transactions                                52,451               (9,030)

Net Assets

Increase (decrease) during period                  214,706             (282,831)

Beginning of period                                677,956              960,787

End of period                              $       892,662      $       677,956
                                           -------------------------------------

*Share information

  Shares sold                                        7,120               13,063

  Shares redeemed                                   (4,064)             (14,185)

  Increase (decrease) in shares outstanding          3,056               (1,122)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Health Sciences Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 29, 1995. The fund seeks long-term capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $29,000 and $0, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                  30,000      $     5,107,000

Written                                            116,000           26,419,000

Exercised                                               --              (41,000)

Expired                                            (14,000)          (1,424,000)

Closed                                             (88,000)         (18,526,000)

Outstanding at end of period                        44,000      $    11,535,000


Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $2,915,000, representing 0.3% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $220,588,000 and $174,032,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $14,759,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $75,224,000 of unused capital loss carryforwards, of which $9,998,000 expire in 2009, and $65,226,000 expire in 2010.

At June 30, 2003, the cost of investments for federal income tax purposes was $761,510,000. Net unrealized gain aggregated $136,343,000 at period-end, of which $209,411,000 related to appreciated investments and $73,068,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $489,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $841,000 for the six months ended June 30, 2003, of which $170,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the fund was charged $19,000 for shareholder servicing costs related to the college savings plans, of which $15,000 was for services provided by Price and $5,000 was payable at period-end. At June 30, 2003, approximately 0.7% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $128,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                       SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003